UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Graham Capital Management, L.P.
Address:   40 Highland Avenue
	   Rowayton, CT  06853

13 File Number:  028-11610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Timothy Sperry
Title:     Chief Compliance Officer
Phone:     203-899-3400
Signature, Place and Date of Signing:

Timothy Sperry, Rowayton, CT, July 31, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: 1678


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 								FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                 TITLE OF CLASS   CUSIP     x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS  SOLE     SHARED   NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- ------
D ANADARKO PETE CORP             COMMON STOCK     032511107 232      3100     SH       SOLE               3100     0        0
D HALLIBURTON CO                 COMMON STOCK     406216101 647      12200    SH       SOLE               12200    0        0
D HELMERICH & PAYNE INC          COMMON STOCK     423452101 302      4200     SH       SOLE               4200     0        0
D SCHLUMBERGER LTD               COMMON STOCK     806857108 214      1991     SH       SOLE               1991     0        0
D WEATHERFORD INTERNATIONAL LT   COMMON STOCK     G95089101 282      5693     SH       SOLE               5693     0        0
S REPORT SUMMARY            5 DATA RECORDS                1678       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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